Property and Equipment - Schedule of property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	$ 1,063,637	$ 814,735
Less accumulated depreciation	(359,443)	(122,180)
Property and equipment, net	704,194	692,555
Depreciation and amortization expense	246,500	105,900	$ 26,100
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	348,865	229,685
Land rights and land improvements
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	10,320	10,164
Miners and mining equipment
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	496,230	441,324
Machinery and facility equipment
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	39,144	35,125
Office and computer equipment
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	2,108	1,206
Construction in progress
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	$ 166,970	$ 97,231